Exhibit 99.01 Schedule 2

Exception Grades
Run Date - 3/18/2026 11:58:18 AM

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
[Redacted]	[Redacted]	[Redacted]	OBX2026INV20500	[Redacted]			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower [redacted] YTD Base pay of $[redacted] from WVOE does not support the monthly average income. Require explanation along with supporting documents to show borrower is making base pay of $[redacted].				Reviewer Comment (2025-10-16): Income verified through [redacted] on the DU. Buyer Comment (2025-10-14): [redacted] findings for WVOE.	10/16/2025			1	C	A	C	A	C	A	C	A	C	A		NC	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[Redacted]	[Redacted]	[Redacted]	OBX2026INV20003	[Redacted]	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Document primary housing amount for qualifying / ratio purpose.	Reviewer Comment (2025-10-31): We have the lease that was converted to [redacted] reflect $[redacted]. Seller provided the converter that converts to $[redacted].

Reviewer Comment (2025-10-30): Agreed but the exception pertains more to the obligation disclosed on [redacted] that rent is [redacted] per month  We should have a copy of lease or something confirming the rent obligation is [redacted] and not [redacted] (such as copy of lease) as all obligations should be confirmed that affect DTI.

Buyer Comment (2025-10-30): Please see [redacted] requirement VOR is required for a manual underwritten loans

Buyer Comment (2025-10-30): GUIDELINE [redacted] REFERENCED IS FOR FIRST-TIME HOMEBUYERS. OUR BORROWER IS NOT A FIRST-TIME HOMEBUYER.

Reviewer Comment (2025-10-24): As per guide " For Loan Product Advisor to consider a Borrower's rent payment history in the credit assessment. Obtain a verification report of the depository account(s) from which the rent payments are made" so Verification of Rent required. exception remains.

Buyer Comment (2025-10-24): [redacted] guidelines attached stating payment history not required with acceptable LP findings & sufficient credit.
																		10/31/2025			1	C	A	C	A	C	A	C	A	C	A		NC	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[Redacted]	[Redacted]	[Redacted]	OBX2026INV20005	[Redacted]			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule ([redacted]): Creditor did not provide a copy of each valuation to applicant [redacted] business days prior to consummation.	Creditor did not provide a copy of each valuation to applicant [redacted] business days prior to consummation.				Buyer Comment (2025-10-10): Borrower acknowledged receipt [redacted].			10/10/2025	2	B	B	B	B	B	B	B	B	B	B		NC	Investment	Purchase		C	B	C	A	B	B	C	A		N/A	No
[Redacted]	[Redacted]	[Redacted]	OBX2026INV20005	[Redacted]			Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		per Note/Security Instrument/Title, subject address is [redacted]. Per Insurance binder, subject address [redacted]. Required insurance binder with correct address, [redacted].				Reviewer Comment (2025-10-24): Noted Hazard policy with correct address. exception cleared Buyer Comment (2025-10-24): Updated HOI with corrected address	10/24/2025			1	C	A	C	A	C	A	C	A	C	A		NC	Investment	Purchase		C	B	C	A	B	B	C	A		N/A	No
[Redacted]	[Redacted]	[Redacted]	OBX2026INV20005	[Redacted]			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is missing secondary valuation product required for securitization.		UCDP document LCA score is missing. Required secondary valuation (CDA) product for securitization.				Reviewer Comment (2025-11-18): CDA is provided in file for subject property. Exception cleared Buyer Comment (2025-11-14): [redacted]	11/18/2025			1	C	A	C	A	C	A	C	A	C	A		NC	Investment	Purchase		C	B	C	A	B	B	C	A		N/A	No